Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation
	2022	2021	2020
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,839,441	2,075,893	2,936,816
Share-based payments	1,345,952	6,881,641	7,045,994
Total	3,185,393	8,957,534	9,982,810